Financial Risk Management and Fair Values of Financial Instruments - Summary of Financial Instruments by Category (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Financial assets at fair value through profit or loss
Financial assets mandatorily measured at fair value through profit or loss	$ 68,970		$ 42,735
Financial assets at fair value through other comprehensive income
Designation of equity instruments	103,013		120,317
Financial assets at amortized cost
Cash and cash equivalents	15,219,039	$ 464,137	12,354,035
Financial assets at amortized cost	89,114		78,477
Accounts receivable	5,010,154	152,795	5,326,381
Other receivables	77,620	2,367	44,576
Refundable deposits	19,852	605	20,707
Financial assets	20,587,762		17,987,228
Financial liabilities at amortized cost
Short-term bank loans	339,364	10,350
Notes payable	773	23	484
Accounts payable	698,199	21,293	784,919
Other payables	3,913,604	119,354	3,479,045
Other payables - related parties	21,473	655	58,549
Long-term bank loans (including current portion)	13,758,581		14,911,719
Lease liabilities (including current portion)	1,056,955		1,065,401
Guarantee deposits	21,186	$ 646	21,235
Financial liabilities	$ 19,810,135		$ 20,321,352